Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2011

with respect to

Thrivent Partner Technology Portfolio

The summary prospectus of Thrivent Partner Technology Portfolio is amended. The following is added to the description under “Portfolio Manager(s)”:

GSAM uses its Growth Investment Team to manage the Portfolio. Steven M. Barry, David G. Shell, CFA, Scott Kolar, CFA, and Jeff Rabinowitz, CFA are portfolio managers to the Portfolio. Mr. Barry and Mr. Shell are both Managing Directors, Chief Investment Officers and Senior Portfolio Managers at GSAM; they have been with GSAM since the respective years of 1999 and 1997 and have been portfolio managers of this Portfolio since 2009. Mr. Kolar and Mr. Rabinowitz are both Managing Directors and Senior Portfolio Managers. They have been with GSAM since 1997 and 1999, respectively, and have been portfolio managers of this Portfolio since the respective years of 2010 and 2011.

The “Portfolio Management” section of the prospectus is also amended. The description under Thrivent Partner Technology Portfolio is deleted and replaced with the following:

GSAM uses its Growth Investment Team to manage the Portfolio. Steven M. Barry, David G. Shell, CFA, Scott Kolar, CFA, and Jeff Rabinowitz, CFA are portfolio managers to the Portfolio. Mr. Barry and Mr. Shell are both Managing Directors, Chief Investment Officers and Senior Portfolio Managers at GSAM; they have been with GSAM since the respective years of 1999 and 1997 and have been portfolio managers of this Portfolio since 2009. Mr. Kolar and Mr. Rabinowitz are both Managing Directors and Senior Portfolio Managers. They have been with GSAM since 1997 and 1999, respectively, and have been portfolio managers of this Portfolio since the respective years of 2010 and 2011.

Effective December 31, 2011, Mr. Shell will retire and will no longer have portfolio management responsibilities with respect to the Portfolio. All references to Mr. Shell in the Prospectus are deleted as of that date.

The date of this Supplement is November 22, 2011.

Please include this Supplement with your Prospectus.

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